Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income	$ 5,957	$ (2,042)	$ 6,026
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income	4,786	(718)	401
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income	1,187	(341)	14
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income	1,301	(559)	294
Interest and Other Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income	1,808	255	5,845
Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income	$ (3,125)	$ (679)	$ (528)